Fair Value Measurements - Schedule of Fair Value Measurements, Recurring and Nonrecurring (Details) - Cash [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Marketable securities held in Trust Account	$ 5,417,489	$ 7,921,818
Level 1 [Member]
Assets
Marketable securities held in Trust Account	5,417,489	7,921,818
Level 2 [Member]
Assets
Marketable securities held in Trust Account
Level 3 [Member]
Assets
Marketable securities held in Trust Account